Stock-Based Compensation (Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of options granted	$ 12.54	$ 14.56	$ 13.83
Expected term (years)	5 years 4 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days
Risk-free interest rate	1.70%	1.70%	1.60%
Volatility	24.70%	24.90%	28.60%
Dividend yield	1.80%	1.60%	1.80%